The Korea Fund, Inc.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS—97.9%
Air Freight & Logistics—1.1%
Hyundai Glovis Co. Ltd.	12,300	1,939,466

Auto Components—3.4%
Hankook Tire & Technology Co. Ltd.	88,000	2,429,673
Hyundai Mobis Co. Ltd.	21,700	3,824,638

		6,254,311

Automobiles—5.3%
Hyundai Motor Co. (Preference)	55,000	3,908,780
Kia Corp.	93,300	5,651,010

		9,559,790

Banks—7.0%
Hana Financial Group, Inc.	176,000	7,000,078
KakaoBank Corp.*	22,000	929,176
KB Financial Group, Inc.	96,400	4,830,981

		12,760,235

Biotechnology—1.7%
Hugel, Inc.*	27,000	3,078,061

Capital Markets—1.6%
Korea Investment Holdings Co. Ltd.	44,000	2,826,733

Chemicals—6.0%
Dongjin Semichem Co. Ltd.	30,600	979,151
LG Chem Ltd.	12,900	5,636,869
SK IE Technology Co. Ltd.*(a)	11,200	1,153,919
SKC Co. Ltd.	25,400	3,193,737

		10,963,676

Construction & Engineering—2.7%
DL E&C Co. Ltd.	22,100	2,392,192
DL Holdings Co. Ltd.	21,300	1,068,919
Samsung Engineering Co. Ltd.*	63,800	1,369,342

		4,830,453

Electric Utilities—0.5%
Korea Electric Power Corp.*	44,300	825,355

Electronic Equipment, Instruments & Components—1.7%
Samsung Electro-Mechanics Co. Ltd.	23,000	3,096,836

Entertainment—2.4%
JYP Entertainment Corp.	38,900	1,951,728
NCSoft Corp.	6,400	2,454,440

		4,406,168

Food & Staples Retailing—1.8%
BGF retail Co. Ltd.	13,441	1,930,589
E-MART, Inc.	11,900	1,374,359

		3,304,948

Food Products—0.8%
CJ CheilJedang Corp.	5,000	1,515,755

Health Care Equipment & Supplies—0.5%
Suheung Co. Ltd.	26,700	885,962

Hotels, Restaurants & Leisure—1.4%
Kangwon Land, Inc.*	112,882	2,574,613

Household Durables—1.1%
Zinus, Inc.	33,000	1,967,448

Industrial Conglomerates—1.7%
SK, Inc.	15,400	3,051,791

Insurance—0.7%
Samsung Fire & Marine Insurance Co. Ltd.	6,608	1,190,001

Interactive Media & Services—7.7%
AfreecaTV Co. Ltd.	9,700	1,175,595
Kakao Corp.	40,700	3,537,586
NAVER Corp.	33,300	9,255,037

		13,968,218

IT Services—1.1%
Kakaopay Corp.*	17,100	2,084,244

Life Sciences Tools & Services—2.2%
Samsung Biologics Co. Ltd.*(a)	6,000	4,076,863

Machinery—0.4%
HSD Engine Co. Ltd.*	101,000	759,883

Marine—0.4%
Pan Ocean Co. Ltd.	136,100	779,708

Media—0.7%
Innocean Worldwide, Inc.	32,200	1,329,464

Metals & Mining—3.3%
Korea Zinc Co. Ltd.	3,300	1,588,459
POSCO Holdings, Inc.	18,750	4,497,633

		6,086,092

Oil, Gas & Consumable Fuels—4.3%
SK Innovation Co. Ltd.*	28,100	4,929,498
S-Oil Corp.	36,400	2,888,127

		7,817,625

Personal Products—1.5%
LG Household & Health Care Ltd.	3,800	2,680,566

Pharmaceuticals—1.2%
Yuhan Corp.	44,700	2,144,577

Professional Services—0.9%
NICE Information Service Co. Ltd.	76,400	1,237,969
Wantedlab, Inc.*	13,254	373,167

		1,611,136

Semiconductors & Semiconductor Equipment—8.7%
ISC Co. Ltd.	49,630	1,202,181
SK Hynix, Inc.	147,900	14,227,863
SK Square Co. Ltd.*	10,000	465,125

		15,895,169

Specialty Retail—1.2%
K Car Co. Ltd.	79,500	2,121,526

Technology Hardware, Storage & Peripherals—21.9%
Samsung Electronics Co. Ltd.	695,000	39,769,973

Textiles, Apparel & Luxury Goods—0.4%
Hwaseung Enterprise Co. Ltd.	60,400	759,288

Tobacco—0.1%
KT&G Corp.	4,200	279,426

Wireless Telecommunication Services—0.5%
SK Telecom Co. Ltd.	17,700	827,621

TOTAL COMMON STOCKS (Cost $136,811,820)		178,022,981

The Korea Fund, Inc.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	No. of Rights	Value ($)
RIGHTS—0.0%(b)
Life Sciences Tools & Services—0.0%(b)
Samsung Biologics Co. Ltd., expiring 4/8/2022* (Cost $—)	407	61,975

Total Investments—97.9% (Cost $136,811,820)		178,084,956
Other Assets Less Liabilities—2.1%		3,817,658

Net Assets—100.0%		181,902,614

Percentages indicated are based on net assets.

Abbreviations
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

The Korea Fund, Inc.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

A. Valuation of Investments—Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1—Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2—Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3—Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$—	$178,084,956	$—	$178,084,956

(a)	Please refer to the schedule of portfolio investments for specifics of portfolio holdings.